Investment Securities	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Investment Securities
12	Investment Securities
The following table presents the carrying amounts of the Bank’s investment securities per measurement category.

As at October 31 ($ millions)	2021	2020
Debt investment securities measured at FVOCI	$52,611	$76,638
Debt investment securities measured at amortized cost	18,157	31,644
Equity investment securities designated at FVOCI	3,178	1,859
Equity investment securities measured at FVTPL	1,223	1,222
Debt investment securities measured at FVTPL	30	26
Total investment securities	$75,199	$111,389

(a)	Debt investment securities measured at fair value through other comprehensive income (FVOCI)

	2021				2020
As at October 31 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$5,694	$135	$25	$5,804	$16,374	$454	$–	$16,828
Canadian provincial and municipal debt	5,202	12	59	5,155	17,295	253	1	17,547
U.S. treasury and other U.S. agency debt	13,528	188	79	13,637	12,634	595	–	13,229
Other foreign government debt	27,126	60	515	26,671	27,643	274	17	27,900
Other debt	1,339	9	4	1,344	1,115	19	–	1,134
Total	$52,889	$404	$682	$52,611	$75,061	$1,595	$18	$76,638

(b)	Debt investment securities measured at amortized cost

	2021		2020
As at October 31 ($ millions)	Fair Value	Carrying value (1)	Fair Value	Carrying value (1)
Canadian federal and provincial government issued or guaranteed debt	$12,310	$12,372	$17,955	$17,819
U.S. treasury and other U.S. agency debt	4,712	4,687	11,048	10,726
Other foreign government debt	970	960	1,766	1,744
Corporate debt	141	138	1,360	1,355
Total	$18,133	$18,157	$32,129	$31,644

(1)	Balances are net of allowances, which are not significant.
(c)	Equity investment securities designated at fair value through other comprehensive income (FVOCI)
The Bank has designated certain equity securities at FVOCI shown in the following table as these investments are held for strategic purposes.

As at October 31, 2021 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Preferred equity instruments	$27	$4	$3	$28
Common shares	2,710	528	88	3,150
Total	$2,737	$532	$91	$3,178

As at October 31, 2020 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Preferred equity instruments	$11	$–	$3	$8
Common shares	1,735	228	112	1,851
Total	$1,746	$228	$115	$1,859
Dividend income on equity securities designated at FVOCI
of $
111 million for the year ended October 31, 2021 (2020 – $66 million) has been recognized in interest income.
During the year ended October 31, 2021, the Bank has disposed of certain equity securities designated at FVOCI with a fair value of $1,291 million (2020 – $646 million). These dispositions have resulted in a cumulative gain of $204 million (2020 – loss of $101 million) that remains in OCI.
(d)	An analysis of the carrying value of investment securities is as follows:

	Remaining term to maturity
As at October 31, 2021 ($ millions)	Within three months	Three to twelve months	One to five years	Five to ten years	Over ten years	No specific maturity	Carrying value
Fair value through other comprehensive income
Debt instruments
Canadian federal government issued or guaranteed debt	$70	$474	$3,717	$323	$1,220	$–	$5,804
Yield (1) %	0.1	0.8	0.9	1.7	2.9	–	1.3
Canadian provincial and municipal debt	170	1,248	2,239	1,498	–	–	5,155
Yield (1) %	0.5	0.6	1.0	1.8	–	–	1.1
U.S. treasury and other U.S. agency debt	147	449	10,786	88	2,167	–	13,637
Yield (1) %	0.1	0.1	1.2	1.4	1.4	–	1.2
Other foreign government debt	7,445	7,411	9,418	2,077	320	–	26,671
Yield (1) %	1.0	1.3	2.2	2.8	2.8	–	1.7
Other debt	78	284	838	129	15	–	1,344
Yield (1) %	0.6	1.9	1.8	0.1	5.9	–	1.6
	7,910	9,866	26,998	4,115	3,722	–	52,611
Equity instruments
Preferred equity instruments	–	–	–	–	–	28	28
Common shares	–	–	–	–	–	3,150	3,150
						3,178	3,178
Total FVOCI	7,910	9,866	26,998	4,115	3,722	3,178	55,789
Amortized cost
Canadian federal and provincial government issued or guaranteed debt	499	3,405	8,061	402	5	–	12,372

U.S. treasury and other U.S. agency debt	12	–	750	8	3,917	–	4,687
Other foreign government debt	74	245	329	258	54	–	960
Corporate debt	9	37	56	36	–	–	138
	594	3,687	9,196	704	3,976	–	18,157
Fair value through profit or loss
Equity instruments	–	–	–	–	–	1,223	1,223
Debt instruments	–	–	22	8	–	–	30
Total investment securities	$8,504	$13,553	$36,216	$4,827	$7,698	$4,401	$75,199
Total by currency (in Canadian equivalent):
Canadian dollar	$337	$4,102	$13,445	$2,296	$1,240	$2,216	$23,636
U.S. dollar	705	3,070	16,333	924	6,090	1,911	29,033
Mexican peso	276	919	1,858	157	–	29	3,239
Other currencies	7,186	5,462	4,580	1,450	368	245	19,291
Total investment securities	$8,504	$13,553	$36,216	$4,827	$7,698	$4,401	$75,199
(1)	Represents the weighted-average yield of fixed income securities.

	Remaining term to maturity
As at October 31, 2020 ($ millions)	Within three months	Three to twelve months	One to five years	Five to ten years	Over ten years	No specific maturity	Carrying value
Fair value through other comprehensive income
Debt instruments
Canadian federal government issued or guaranteed debt	$113	$2,363	$12,158	$941	$1,253	$–	$16,828
Yield (1) %	1.0	1.3	1.0	1.5	3.5	–	1.2
Canadian provincial and municipal debt	349	1,521	13,966	1,711	–	–	17,547
Yield (1) %	1.1	0.6	1.0	1.5	–	–	1.0
U.S. treasury and other U.S. agency debt	1,878	3,469	6,144	849	889	–	13,229
Yield (1) %	1.7	2.4	2.2	0.4	1.2	–	2.0
Other foreign government debt	5,196	8,933	11,525	2,048	198	–	27,900
Yield (1) %	0.8	1.0	1.6	1.9	2.5	–	1.3
Other debt	261	244	572	38	19	–	1,134
Yield (1) %	(0.7)	1.4	1.3	(0.3)	5.9	–	0.8
	7,797	16,530	44,365	5,587	2,359	–	76,638
Equity instruments
Preferred equity instruments	–	–	–	–	–	8	8
Common shares	–	–	–	–	–	1,851	1,851
						1,859	1,859
Total FVOCI	7,797	16,530	44,365	5,587	2,359	1,859	78,497
Amortized cost
Canadian federal and provincial government issued or guaranteed debt	1,048	5,452	10,553	761	5	–	17,819

U.S. treasury and other U.S. agency debt	1,199	929	822	10	7,766	–	10,726
Other foreign government debt	164	870	367	268	75	–	1,744
Corporate debt	487	621	243	4	–	–	1,355
	2,898	7,872	11,985	1,043	7,846	–	31,644
Fair value through profit or loss
Equity instruments	–	–	–	–	–	1,222	1,222
Debt instruments	–	–	26	–	–	–	26
Total investment securities	$10,695	$24,402	$56,376	$6,630	$10,205	$3,081	$111,389
Total by currency (in Canadian equivalent):
Canadian dollar	$1,151	$8,466	$32,302	$2,955	$1,277	$1,101	$47,252
U.S. dollar	4,088	7,157	18,171	2,258	8,655	1,463	41,792
Mexican peso	267	850	1,459	198	–	17	2,791
Other currencies	5,189	7,929	4,444	1,219	273	500	19,554
Total investment securities	$10,695	$24,402	$56,376	$6,630	$10,205	$3,081	$111,389

(1)	Represents the weighted-average yield of fixed income securities.
(e)	Net gain on sale of investment securities
The following table presents the net gain on sale of investment securities:

For the year ended October 31 ($ millions)	2021	2020	2019
Debt investment securities measured at amortized cost	$53	$13	$34
Debt investment securities measured at FVOCI	366	594	317
Net gain on sale of investment securities	$419	$607	$351